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RECEIVED
2016 JUL 19 PM 1:11
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC
Mail Processing
Section
JUL 19 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

STOXX Global ESG Impact Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

16018991

6. Ticker Symbol(s) of New Derivative Securities Product:

ESGG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ, Six Swiss, ASX, Euronext, Tokyo Stock Exchange, LSE, Toronto Stock Exchange, OMX, XETRA, Milan, Hong Kong Stock Exchange, Oslo, Singapore Stock Exchange, Athens

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

July 15, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 19 2016

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

SEC
Mail Processing
Section
JUL 19 2016
Washington DC
412

Via Overnight Mail

July 15, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- **Global X Conscious Companies ETF (KRMA)**
- **Credit Suisse X-Links Monthly Pay 2xLeveraged Mortgage REIT Exchange Traded Notes (ETNs) due July 11, 2036 (REML)**
- **VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF (IGEM)**
- **VelocityShares VIX Variable Long/Short ETN linked to the S&P 500 VIX Futures Variable Long/Short Index – Short Term due July 18, 2046 (LSVX)**
- **VelocityShares VIX Tail Risk ETN linked to the S&P 500 VIX Futures Tail Risk Index – Short Term due July 18, 2046 (BSWN)**
- **VelocityShares VIX Short Volatility Hedged ETN linked to the S&P 500 VIX Futures Short Volatility Hedged Index – Short Term due July 18, 2046 (XIVH)**
- **Cambria Emerging Shareholder Yield ETF (EYLD)**
- **FlexShares STOXX US ESG Impact Index Fund (ESG)**
- **FlexShares STOXX Global ESG Impact Index Fund (ESGG)**
- **PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 19 2016

RECEIVED
2016 JUL 19 PM 1:07
SEC / TM